Related party transactions	12 Months Ended
Mar. 31, 2018
Related party transactions [abstract]
Related party transactions
Related party transactions
Directors’ and executive committee members’ interest
The list of directors and executive committee members and their beneficial interests declared in the Company’s share capital at year-end held directly, indirectly and by associates were as follows:

	March 31, 2018			March 31, 2017
	Direct 000s	Indirect 000s	Associate 000s	Direct 000s	Indirect 000s	Associate 000s

Non-executive
R Bruyns	—	3,697	—	—	3,697	—
C Ewing(1)	—	—	—	—	—	—
R Frew	—	63,848	70,261	—	63,848	70,261
A Welton	—	—	235	—	—	235
E Banda	—	—	—	—	—	—
I Jacobs(2)	241	14,296	—	191	—	14,281
F Roji-Maplanka(3)	—	—	—	—	—	—

Executive
S Joselowitz	26,342	—	—	26,342	—	—
C Tasker	2,057	—	2,428	900	—	2,428
P Dell	1	—	—	1	—	—
G Pretorius	338	—	—	35	—	—
C Lewis	1,525	—	—	1,525	—	—
	30,504	81,841	72,924	28,994	67,545	87,205

(1)	Resigned from the Board with effect from November 7, 2017.

(2)	Appointed to the Board with effect from June 1, 2016.

(3)	Appointed to the Board with effect from October 3, 2017.

Interests in contracts
During the year under review, the following were disclosed as contractual arrangements that existed between the Group and parties outside of the Group, in which certain of the directors and executive committee members had interests:

Name of director	Related party	Nature of relationship with the Group

R Bruyns	Insight Consultancy Close Corporation	Provides directors’ services
R Frew	TPF Investments Proprietary Limited	Lease agreement: Midrand office
R Frew	Masalini Capital Proprietary Limited	Provides directors’ services
A list of subsidiaries has been included in note 39.

Transactions with related parties and balances outstanding at year-end are as follows (excluding key management personnel emoluments):

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Sales of goods and services	—	22,263	78,564
– Imperial Group Limited*	—	22,263	78,564
Purchases of goods and services	8,277	11,206	35,595
– TPF Investments Proprietary Limited**	8,277	5,277	7,148
– Imperial Group Limited*	—	5,929	28,447
Corporate and social investment	—	—	257
– Heartbeat centre for community development***	—	—	257
Year-end balance of receivables (included in trade and other receivables – note 10)	—	—	11,144
– Imperial Group Limited*	—	—	11,144
Year-end balance of payables (included in trade and other payables – note 16)	—	—	3,209
– TPF Investments Proprietary Limited**	—	—	—
– Imperial Group Limited*	—	—	842
– C Tasker****	—	—	2,367

*	Related party until August 1, 2016. See “Fiscal 2017 specific share repurchase” in note 13 for additional information.

**	Previously known as Thynk Property Fund Proprietary Limited.
*** Related party transactions up to May 31, 2015, when R Botha retired from the Group executive committee, have been disclosed.
**** Cash held by MiX Telematics Limited to be paid to C Tasker, a participant of the TeliMatrix Group Executive Incentive
Scheme in respect of share options exercised.

Refer to note 27 for key management personnel emoluments disclosure. Key management personnel include executive committee members.
The related parties included above are related to the Group due to certain shares in these entities being held by executive or non-executive directors of the Company or due to common directorships held.
There were no receivables from related parties at March 31, 2018 and 2017. The receivables from related parties historically arose from sales transactions, were unsecured and bore no interest. At March 31, 2016, the provision held against receivables from related parties amounted to R1.0 million.

There were no payables to related parties at March 31, 2018 and 2017. The payable in respect of C Tasker in fiscal 2016 is described above. The remaining payables in fiscal 2016 to related parties arose mainly from purchase transactions and bore no interest.